OTHER GAINS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER GAINS, NET
Gain on disposal of subsidiaries (Note 40)		¥ 11,305	¥ 261,187	¥ 3,517
Realized and unrealized losses/(gains) on futures, option and forward contracts		512,984	50,820	141,459
Gain on disposal of property, plant and equipment and intangible assets, net (Note (2))		448,439	259,684	272,098
Gain on acquisition of associates			557,965
Gain on previously held equity interests remeasured at acquisition-date fair value				748,086
Gain on disposal of investment in a joint venture			159,514	(1,904)
Others		(68,856)	(41,661)	(238,156)
Other gains, net	$ 138,524	¥ 903,872	¥ 1,247,509	¥ 925,100